Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000007054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000007054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007054 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007054 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007054 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007054 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007055 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000007055 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007055 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007055 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007055 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007055 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000007056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007056 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007056 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007056 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007056 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%